OTHER LIABILITIES - Accounts payable and other liabilities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OTHER LIABILITIES
Suppliers and services payable	$ 1,877,694	$ 1,846,831
Income received for third parties	1,338,265	453,450
Cashier checks	789,680	690,195
Dividends payable	631,111	535,311
Transactions ACH and ATH	585,526	605,657
Contract liability related to concessions	539,584	535,960
Non-financial liabilities	507,513	478,833
Withholdings taxes and labor contributions	471,201	427,782
Commissions and fees	290,160	430,279
Collection service	282,184	314,785
Collection on behalf of third parties	250,769	1,514,309
Cash surplus	235,840	167,309
Affiliate establishments	169,807	335,078
Customer loyalty programs	150,846	154,979
Tax levies	86,568	71,691
Checks drawn and not paid	46,220	48,864
Anticipated income	39,427	34,605
Canceled accounts	28,524	26,987
Contributions and affiliations	27,004	28,785
Insurance payables	26,767	48,505
Financial transactions tax	22,280	45,905
Promissory buyers	8,601	18,371
Leases	5,778	7,347
Compensation to customers	2,102	3,191
Deferred credits	1,075	938
Other liabilities	314,856	182,006
Total	8,729,382	$ 9,007,953
Advance payment by (ANI)	$ 857,990
Validity period for customer loyalty points	2 years